Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate		0.25%
Expected life of warrants		1 year 9 months 3 days
Expected dividend yield (in Dollars)
Volatility		75.00%
Weighted average fair value per warrant (in Dollars per share)		$ 3.38
Bottom of range [member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	3.99%
Expected life of warrants	3 years 21 days
Expected dividend yield (in Dollars)
Volatility	119.00%
Weighted average fair value per warrant (in Dollars per share)	$ 0.26
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	4.22%
Expected life of warrants	5 years 18 days	8 months 12 days
Volatility	124.90%